New Authoritative Accounting Guidance	3 Months Ended
Mar. 31, 2020
Notes
New Authoritative Accounting Guidance	Note 5 - New Authoritative Accounting Guidance

No other recently issued accounting pronouncements had or are expected to have a material impact on the Company’s condensed consolidated financial statements.